PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Feb. 23, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following (in millions):

	February 23, 2019	February 24, 2018
Land	$2,382.7	$2,624.7
Buildings	4,968.4	5,407.9
Property under construction	652.2	579.3
Leasehold improvements	1,468.3	1,367.5
Fixtures and equipment	5,132.1	4,488.9
Property under capital leases	970.8	1,037.1

Total property and equipment	15,574.5	15,505.4
Accumulated depreciation and amortization	(5,713.2)	(4,735.1)

Total property and equipment, net	$9,861.3	$10,770.3